Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$795	$867,766
WPP Finance 2010
3.63%, 09/07/22	967	1,005,854
3.75%, 09/19/24(a)	1,976	2,161,547
		4,035,167
Aerospace & Defense — 0.4%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	638	702,483
3.85%, 06/15/23 (Call 05/15/23)	1,220	1,300,605
3.95%, 05/28/24 (Call 02/28/24)	160	173,856
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	1,144	1,276,956
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	180	180,905
		3,634,805
Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	200	214,418
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	3,682	3,736,162
3.00%, 09/25/22 (Call 08/25/22)	1,733	1,785,961
4.35%, 03/15/24 (Call 02/15/24)	2,447	2,678,706
		8,415,247
Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	654	750,046

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	576	595,670
2.40%, 03/27/25 (Call 02/27/25)	511	542,151
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,117	1,252,436
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	278	308,063
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	513	523,373
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	1,259	1,324,896
		4,546,589
Auto Manufacturers — 1.6%
American Honda Finance Corp.
0.65%, 09/08/23(a)	390	392,652
0.88%, 07/07/23	238	240,606
1.00%, 09/10/25	175	175,546
1.20%, 07/08/25	260	263,591
1.95%, 05/10/23	347	358,073
2.05%, 01/10/23	487	500,826
2.15%, 09/10/24	790	829,184
2.40%, 06/27/24(a)	350	369,922
2.90%, 02/16/24	469	499,058
3.45%, 07/14/23	138	147,034
3.55%, 01/12/24	830	896,832
3.63%, 10/10/23	532	572,671
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,533	2,520,284
3.65%, 10/01/23 (Call 07/01/23)	1,417	1,516,190
General Motors Co., 4.00%, 04/01/25	500	550,360
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	500	529,610
3.50%, 11/07/24 (Call 09/07/24)	13	14,034
3.95%, 04/13/24 (Call 02/13/24)	147	159,163
4.00%, 01/15/25 (Call 10/15/24)	500	546,265
4.35%, 04/09/25 (Call 02/09/25)	200	222,436
Security	Par (000)	Value

Auto Manufacturers (continued)
5.10%, 01/17/24 (Call 12/17/23)	$162	$179,339
PACCAR Financial Corp.
0.35%, 08/11/23	199	199,346
0.80%, 06/08/23	45	45,438
1.80%, 02/06/25	25	25,905
1.90%, 02/07/23	146	150,021
2.15%, 08/15/24(a)	65	68,399
2.65%, 04/06/23	70	73,129
Toyota Motor Corp., 3.42%, 07/20/23	90	95,902
Toyota Motor Credit Corp.
0.50%, 08/14/23	304	305,234
1.35%, 08/25/23	129	131,850
1.80%, 02/13/25	505	524,453
2.00%, 10/07/24	40	41,882
2.25%, 10/18/23	34	35,526
2.63%, 01/10/23	45	46,737
2.70%, 01/11/23	103	107,084
2.90%, 03/30/23	205	214,916
2.90%, 04/17/24(a)	18	19,250
3.00%, 04/01/25	758	821,066
3.40%, 04/14/25	97	106,546
3.45%, 09/20/23(a)	67	71,759
		14,568,119
Auto Parts & Equipment — 0.6%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,422	1,550,079
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	1,609	1,820,986
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	1,049	1,141,102
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	679	735,751
		5,247,918
Banks — 30.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	65	66,737
2.30%, 06/01/21	50	50,000
2.63%, 11/09/22	674	697,320
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,160	3,179,782
1.13%, 09/18/25	6,256	6,225,784
Banco Santander SA
1.85%, 03/25/26(a)	1,350	1,371,748
2.71%, 06/27/24	45	47,682
2.75%, 05/28/25	695	736,582
3.85%, 04/12/23	230	244,157
5.18%, 11/19/25	60	68,814
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	625	639,856
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	275	276,581
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	563	567,481
1.49%, 05/19/24 (Call 05/19/23)(b)	295	300,753
2.02%, 02/13/26 (Call 02/13/25)(b)	2,770	2,875,703
2.46%, 10/22/25 (Call 10/22/24)(b)	790	832,636
3.09%, 10/01/25 (Call 10/01/24)(b)	613	657,375
3.37%, 01/23/26 (Call 01/23/25)(b)	192	208,558
3.46%, 03/15/25 (Call 03/15/24)(a)(b)	841	904,529
3.55%, 03/05/24 (Call 03/05/23)(b)	923	973,590
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	25	27,510
3.86%, 07/23/24 (Call 07/23/23)(b)	779	833,678
3.88%, 08/01/25	555	621,628
4.00%, 04/01/24	635	697,446

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25	$349	$385,181
4.10%, 07/24/23	553	597,456
4.13%, 01/22/24(a)	321	351,659
4.20%, 08/26/24	799	883,726
Series L, 3.95%, 04/21/25	1,109	1,225,035
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	235	238,530
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26)(b)	2,479	2,441,047
1.85%, 05/01/25(a)	360	373,417
2.05%, 11/01/22	631	647,273
2.35%, 09/11/22	1,202	1,235,007
2.50%, 06/28/24	1,177	1,246,926
2.55%, 11/06/22 (Call 10/06/22)	1,288	1,328,031
4.34%, 10/05/28 (Call 10/05/23)(b)	560	603,742
Series E, 3.30%, 02/05/24	1,447	1,556,538
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,060	1,092,690
1.85%, 01/27/23 (Call 01/02/23)	82	84,177
1.95%, 08/23/22	414	422,959
2.10%, 10/24/24(a)	926	974,596
2.20%, 08/16/23 (Call 06/16/23)(a)	1,380	1,433,420
2.66%, 05/16/23 (Call 05/16/22)(b)	810	828,865
2.95%, 01/29/23 (Call 12/29/22)	490	511,001
3.25%, 09/11/24 (Call 08/11/24)	281	305,624
3.40%, 05/15/24 (Call 04/15/24)	441	477,823
3.45%, 08/11/23	814	870,540
3.50%, 04/28/23	649	690,724
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	746	808,224
Series G, 3.00%, 02/24/25 (Call 01/24/25)	125	135,393
Bank of Nova Scotia (The)
0.55%, 09/15/23	510	512,147
0.80%, 06/15/23	910	918,354
1.05%, 03/02/26	2,500	2,485,500
1.30%, 06/11/25	1,520	1,540,155
1.63%, 05/01/23	1,164	1,193,612
1.95%, 02/01/23	880	904,596
2.00%, 11/15/22	570	584,712
2.20%, 02/03/25(a)	3,364	3,528,197
2.38%, 01/18/23	1,076	1,113,337
2.45%, 09/19/22	772	794,519
3.40%, 02/11/24	1,891	2,036,777
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)(b)	425	450,394
3.65%, 03/16/25	185	201,269
3.68%, 01/10/23 (Call 01/10/22)	518	528,199
3.93%, 05/07/25 (Call 05/07/24)(b)	1,230	1,333,775
4.34%, 05/16/24 (Call 05/16/23)(b)	1,120	1,198,389
4.38%, 01/12/26	1,690	1,902,264
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	7,275	7,460,949
3.88%, 04/10/25 (Call 03/10/25)	540	594,178
2.50%, 08/27/24 (Call 07/27/24)	3,450	3,644,235
BNP Paribas SA
3.25%, 03/03/23	1,594	1,678,785
4.25%, 10/15/24(a)	1,245	1,386,843
BPCE SA, 4.00%, 04/15/24	640	701,363
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	347	350,755
0.95%, 10/23/25	310	310,577
2.25%, 01/28/25	1,772	1,859,537
Security	Par (000)	Value

Banks (continued)
2.55%, 06/16/22(a)	$2,019	$2,068,304
2.61%, 07/22/23 (Call 07/22/22)(b)	972	996,708
3.10%, 04/02/24	1,861	1,991,605
3.50%, 09/13/23	3,128	3,353,904
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)(b)	245	258,220
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	170	184,299
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(b)	2,655	2,626,565
1.68%, 05/15/24 (Call 05/15/23)(b)	425	435,587
2.70%, 10/27/22 (Call 09/27/22)	196	202,213
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	1,340	1,378,297
3.11%, 04/08/26 (Call 04/08/25)(b)	1,227	1,318,706
3.30%, 04/27/25(a)	558	609,453
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,119	1,202,645
3.38%, 03/01/23(a)	279	293,625
3.50%, 05/15/23	873	924,524
3.70%, 01/12/26	1,315	1,461,359
3.75%, 06/16/24	241	263,661
3.88%, 10/25/23	242	262,601
3.88%, 03/26/25	110	121,372
4.00%, 08/05/24(a)	319	349,739
4.04%, 06/01/24 (Call 06/01/23)(b)	1,564	1,674,434
4.05%, 07/30/22	45	46,935
4.40%, 06/10/25	1,552	1,742,756
4.60%, 03/09/26	515	589,999
5.50%, 09/13/25	422	496,475
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	250	261,583
3.70%, 03/29/23 (Call 02/28/23)(a)	25	26,429
Comerica Bank
2.50%, 07/23/24	579	612,895
4.00%, 07/27/25	250	277,820
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,272	2,427,041
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	15	15,754
4.38%, 08/04/25	250	279,445
4.63%, 12/01/23	20	21,909
Credit Suisse AG/New York NY
1.00%, 05/05/23(a)	65	65,727
2.95%, 04/09/25	345	370,868
3.63%, 09/09/24	1,035	1,131,234
Credit Suisse Group AG
3.75%, 03/26/25	679	738,311
3.80%, 06/09/23	986	1,047,576
4.55%, 04/17/26	385	436,359
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22.	20	20,857
Deutsche Bank AG, 4.10%, 01/13/26	200	220,536
Deutsche Bank AG/London, 3.70%, 05/30/24	903	975,168
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(b)	2,450	2,492,948
2.22%, 09/18/24 (Call 09/18/23)(b)	550	565,251
3.30%, 11/16/22	1,149	1,192,582
3.70%, 05/30/24	841	905,454
3.95%, 02/27/23	1,755	1,850,893
3.96%, 11/26/25 (Call 11/26/24)(b)	2,300	2,499,341
4.10%, 01/13/26	563	619,750
Series D, 5.00%, 02/14/22	100	103,132

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	$47	$49,427
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	115	120,946
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	260	292,643
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	241	254,402
4.00%, 05/26/25 (Call 04/26/25)	475	526,091
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	25	25,470
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	421	421,455
3.20%, 02/23/23 (Call 01/23/23)	1,241	1,299,054
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	1,293	1,393,595
3.50%, 01/23/25 (Call 10/23/24)	294	319,213
3.50%, 04/01/25 (Call 03/01/25)	626	682,728
3.63%, 01/22/23	807	850,255
3.63%, 02/20/24 (Call 01/20/24)	803	867,312
3.75%, 05/22/25 (Call 02/22/25)	291	320,464
3.85%, 07/08/24 (Call 04/08/24)(a)	576	626,682
4.00%, 03/03/24	1,025	1,120,581
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(b)	1,000	1,005,080
1.65%, 04/18/26 (Call 04/18/25)(b)	810	823,989
2.10%, 06/04/26 (Call 06/04/25)(b)	1,020	1,051,967
2.63%, 11/07/25 (Call 11/07/24)(b)	520	549,032
3.03%, 11/22/23 (Call 11/22/22)(b)	15	15,588
3.60%, 05/25/23	240	255,379
3.80%, 03/11/25 (Call 03/11/24)(b)	1,775	1,919,982
3.90%, 05/25/26	500	558,170
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	140	149,425
4.25%, 03/14/24(a)	215	234,823
4.25%, 08/18/25	337	375,519
4.29%, 09/12/26 (Call 09/12/25)(b)	770	860,521
HSBC USA Inc., 3.50%, 06/23/24.	200	217,352
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,170	1,238,223
4.00%, 05/15/25 (Call 04/15/25)	1,145	1,278,186
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	20	21,414
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	2,565	2,598,961
3.55%, 04/09/24	1,442	1,558,413
4.10%, 10/02/23	1,900	2,058,156
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	3,040	3,370,539
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(b)	374	381,884
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	350	353,192
2.01%, 03/13/26 (Call 03/13/25)(b)	1,345	1,394,940
2.08%, 04/22/26 (Call 04/22/25)(b)	2,327	2,416,776
2.30%, 10/15/25 (Call 10/15/24)(b)	486	509,061
2.70%, 05/18/23 (Call 03/18/23)	86	89,735
3.13%, 01/23/25 (Call 10/23/24)	164	176,926
3.20%, 01/25/23	235	246,437
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	1,086	1,159,837
3.38%, 05/01/23	81	85,602
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	200	211,608
3.63%, 05/13/24	489	533,714
3.80%, 07/23/24 (Call 07/23/23)(b)	223	238,409
Security	Par (000)	Value

Banks (continued)
3.88%, 02/01/24	$118	$128,646
3.88%, 09/10/24	716	784,593
3.90%, 07/15/25 (Call 04/15/25)	124	137,899
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	625	677,444
7.75%, 07/15/25	5	6,310
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	250	254,343
2.40%, 06/09/22	262	267,735
3.30%, 06/01/25	250	274,333
3.38%, 03/07/23	420	442,814
Lloyds Bank PLC, 3.50%, 05/14/25(a)	700	762,244
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(b)	525	529,909
2.44%, 02/05/26 (Call 02/05/25)(b)	1,575	1,649,623
2.91%, 11/07/23 (Call 11/07/22)(b)	515	532,752
3.87%, 07/09/25 (Call 07/09/24)(b)	721	785,580
3.90%, 03/12/24	835	910,760
4.05%, 08/16/23(a)	890	958,770
4.45%, 05/08/25	260	293,036
4.50%, 11/04/24	1,025	1,140,845
4.58%, 12/10/25	2,200	2,480,456
4.65%, 03/24/26	3,000	3,405,120
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	225	240,046
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	30	30,166
1.41%, 07/17/25	250	253,525
2.19%, 02/25/25	950	993,301
2.80%, 07/18/24	390	415,440
3.41%, 03/07/24	615	661,820
3.46%, 03/02/23	179	188,687
3.76%, 07/26/23	163	174,537
3.78%, 03/02/25	98	107,997
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	775	786,175
2.23%, 05/25/26 (Call 05/25/25)(b)	985	1,021,514
2.56%, 09/13/25 (Call 09/13/24)(b)	570	599,406
2.72%, 07/16/23 (Call 07/16/22)(b)	425	436,381
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	305	323,419
3.55%, 03/05/23	540	570,467
3.92%, 09/11/24 (Call 09/11/23)(b)	220	236,265
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25)(b)	3,412	3,374,263
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	500	504,560
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	1,897	1,984,034
2.72%, 07/22/25 (Call 07/22/24)(b)	1,592	1,688,284
3.13%, 01/23/23	1,539	1,609,425
3.70%, 10/23/24	1,842	2,022,516
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	2,094	2,223,681
3.75%, 02/25/23	2,201	2,330,089
3.88%, 01/27/26	2,156	2,416,035
4.00%, 07/23/25	1,552	1,736,253
4.10%, 05/22/23	760	813,116
4.88%, 11/01/22	1,448	1,536,589
5.00%, 11/24/25	1,003	1,163,651
Series F, 3.88%, 04/29/24	1,771	1,934,251
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(a)(b)	296	297,051

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	$273	$292,629
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	15	15,397
National Australia Bank Ltd./New York
1.88%, 12/13/22	60	61,439
3.00%, 01/20/23	15	15,668
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(a)(b)	125	125,785
2.10%, 02/01/23	715	735,435
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(b)	200	206,508
3.50%, 05/15/23 (Call 05/15/22)(b)	595	612,314
3.75%, 11/01/29 (Call 11/01/24)(b)	1,104	1,179,337
3.88%, 09/12/23	1,075	1,153,808
4.27%, 03/22/25 (Call 03/22/24)(b)	930	1,014,649
4.52%, 06/25/24 (Call 06/25/23)(b)	1,075	1,158,635
4.80%, 04/05/26	1,550	1,783,430
5.13%, 05/28/24	1,522	1,700,637
6.00%, 12/19/23	670	754,829
6.10%, 06/10/23	213	234,592
6.13%, 12/15/22	55	59,414
Northern Trust Corp.
2.38%, 08/02/22	816	836,743
3.95%, 10/30/25	460	522,128
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	257	265,358
2.95%, 01/30/23 (Call 12/30/22)	305	317,475
3.25%, 06/01/25 (Call 05/02/25)(a)	70	76,414
3.30%, 10/30/24 (Call 09/30/24)	25	27,283
3.50%, 06/08/23 (Call 05/09/23)	432	458,672
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	700	740,509
2.85%, 11/09/22(c)	768	796,884
3.50%, 01/23/24 (Call 12/23/23)(a)	2,184	2,354,155
3.90%, 04/29/24 (Call 03/29/24)	588	642,784
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	1,225	1,282,587
3.80%, 08/14/23 (Call 07/14/23)	1,071	1,145,788
Royal Bank of Canada
1.15%, 06/10/25	1,338	1,347,687
1.60%, 04/17/23	403	413,083
1.95%, 01/17/23	193	198,408
2.25%, 11/01/24	1,358	1,430,300
2.55%, 07/16/24	998	1,058,289
3.70%, 10/05/23	725	781,572
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	2,129	2,219,014
3.45%, 06/02/25 (Call 05/02/25)	570	614,266
3.50%, 06/07/24 (Call 05/07/24)	756	812,110
4.50%, 07/17/25 (Call 04/17/25)	563	628,651
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	260	261,438
3.37%, 01/05/24 (Call 01/05/23)(a)(b)	540	564,160
4.80%, 11/15/24 (Call 11/15/23)(b)	530	582,746
Santander UK PLC
2.10%, 01/13/23	15	15,426
2.88%, 06/18/24	335	356,912
4.00%, 03/13/24(a)	292	319,822
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(b)	1,923	2,034,149
Security	Par (000)	Value

Banks (continued)
2.65%, 05/15/23 (Call 05/15/22)(b)	$1,822	$1,863,669
3.10%, 05/15/23	1,088	1,148,199
3.30%, 12/16/24	942	1,033,807
3.55%, 08/18/25	2,268	2,526,688
3.70%, 11/20/23	471	511,360
3.78%, 12/03/24 (Call 12/03/23)(a)(b)	658	712,403
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	270,675
3.65%, 07/23/25	250	275,678
3.95%, 07/19/23	30	32,257
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	945	959,137
2.35%, 01/15/25	1,760	1,846,627
2.45%, 09/27/24	995	1,048,929
2.70%, 07/16/24	1,365	1,446,436
2.78%, 07/12/22	790	812,191
2.78%, 10/18/22	933	964,965
3.10%, 01/17/23	1,385	1,447,588
3.75%, 07/19/23	600	642,720
3.94%, 10/16/23	131	141,834
SVB Financial Group, 3.50%, 01/29/25	389	422,520
Svenska Handelsbanken AB, 3.90%, 11/20/23	585	636,334
Toronto-Dominion Bank (The)
0.45%, 09/11/23	427	428,119
0.75%, 06/12/23	387	390,460
0.75%, 09/11/25(a)	250	248,055
1.15%, 06/12/25	903	912,554
1.90%, 12/01/22	1,524	1,562,938
2.65%, 06/12/24	2,357	2,509,851
3.25%, 03/11/24	1,276	1,374,278
3.50%, 07/19/23	3,897	4,164,412
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	150	152,597
2.64%, 09/17/29 (Call 09/17/24)(b)	401	421,214
2.75%, 05/01/23 (Call 04/01/23)	225	235,346
3.00%, 02/02/23 (Call 01/02/23)	107	111,698
3.20%, 04/01/24 (Call 03/01/24)(a)	45	48,389
3.63%, 09/16/25 (Call 08/16/25)	350	386,606
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	5	5,062
1.27%, 03/02/27 (Call 03/02/26)(b)	325	324,441
2.20%, 03/16/23 (Call 02/13/23)	121	125,006
2.50%, 08/01/24 (Call 07/01/24)	418	442,056
2.85%, 10/26/24 (Call 09/26/24)	474	510,792
3.70%, 06/05/25 (Call 05/05/25)(a)	34	37,618
3.75%, 12/06/23 (Call 11/06/23)	620	669,904
4.00%, 05/01/25 (Call 03/01/25)	227	253,044
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	211	216,161
2.40%, 07/30/24 (Call 06/28/24)	151	159,695
3.38%, 02/05/24 (Call 01/05/24)	89	95,751
3.60%, 09/11/24 (Call 08/11/24)	134	146,880
3.70%, 01/30/24 (Call 12/29/23)	80	86,752
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	15	15,393
2.05%, 01/21/25 (Call 12/20/24)	70	73,284
2.80%, 01/27/25 (Call 12/27/24)	52	55,935
3.40%, 07/24/23 (Call 06/23/23)	10	10,642
Westpac Banking Corp.
2.00%, 01/13/23	217	223,200

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 02/19/25	$913	$963,334
2.75%, 01/11/23	1,583	1,647,080
2.89%, 02/04/30 (Call 02/04/25)(b)	1,196	1,241,161
3.30%, 02/26/24(a)	1,244	1,341,293
3.65%, 05/15/23	1,099	1,171,226
		290,002,678
Beverages — 2.7%
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	425	471,002
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 06/29/21)	1,093	1,222,444
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	35	38,240
Coca-Cola Co. (The), 1.75%, 09/06/24.	873	912,233
Constellation Brands Inc.
4.25%, 05/01/23	307	328,779
4.75%, 11/15/24(a)	137	154,968
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,230	3,293,405
2.13%, 10/24/24 (Call 09/24/24)(a)	2,725	2,861,495
2.63%, 04/29/23 (Call 01/29/23)	1,919	1,995,952
3.50%, 09/18/23 (Call 08/18/23)(a)	3,500	3,744,020
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	580	615,542
4.06%, 05/25/23 (Call 04/25/23)	764	817,197
4.42%, 05/25/25 (Call 03/25/25)(a)	374	421,868
PepsiCo Inc.
0.75%, 05/01/23	812	820,680
2.25%, 03/19/25 (Call 02/19/25)	1,674	1,771,795
2.75%, 03/01/23	2,448	2,557,450
2.75%, 04/30/25 (Call 01/30/25)(a)	751	808,129
3.10%, 07/17/22 (Call 05/17/22)	1,108	1,138,814
3.50%, 07/17/25 (Call 04/17/25)(a)	716	791,237
3.60%, 03/01/24 (Call 12/01/23)	372	401,879
		25,167,129
Biotechnology — 1.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	582	604,197
2.25%, 08/19/23 (Call 06/19/23)(a)	692	719,334
3.13%, 05/01/25 (Call 02/01/25)	616	665,822
3.63%, 05/22/24 (Call 02/22/24)	1,855	2,012,044
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	310	344,460
Biogen Inc.
3.63%, 09/15/22	190	197,923
4.05%, 09/15/25 (Call 06/15/25)(a)	591	659,326
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	305	305,403
2.50%, 09/01/23 (Call 07/01/23)	1,268	1,323,361
3.25%, 09/01/22 (Call 07/01/22)	825	851,416
3.50%, 02/01/25 (Call 11/01/24)	887	966,759
3.65%, 03/01/26 (Call 12/01/25)	500	553,480
3.70%, 04/01/24 (Call 01/01/24)	2,741	2,960,746
		12,164,271
Building Materials — 0.6%
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	1,242	1,335,510
4.00%, 06/15/25 (Call 03/15/25)(a)	368	407,744
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(c)	1,660	1,793,713
3.90%, 02/14/26 (Call 11/14/25)	1,007	1,122,312
Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$350	$352,642
3.00%, 11/15/23 (Call 09/15/23)	427	449,614
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	198	217,531
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	254	279,964
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	35	39,243
		5,998,273
Chemicals — 1.5%
Air Products and Chemicals Inc.
2.75%, 02/03/23	77	80,128
3.35%, 07/31/24 (Call 04/30/24)	165	178,621
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	207	227,903
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	432	465,005
4.63%, 11/15/22	420	444,864
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 06/02/21)	302	329,491
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,577	1,715,350
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	243	266,121
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,095	3,166,216
3.25%, 01/14/23 (Call 11/14/22)	1,400	1,459,374
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	184	189,433
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	351	366,774
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	155	158,026
2.65%, 02/05/25 (Call 11/05/24)	25	26,617
2.70%, 02/21/23 (Call 11/21/22)	46	47,601
LYB International Finance BV, 4.00%, 07/15/23	732	784,331
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)(a)	91	97,088
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	515	581,301
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	461	478,269
4.25%, 11/15/23 (Call 08/15/23)(a)	368	396,693
Nutrien Ltd.
1.90%, 05/13/23	696	714,987
3.00%, 04/01/25 (Call 01/01/25)	25	26,727
3.15%, 10/01/22 (Call 07/01/22)	41	42,204
3.50%, 06/01/23 (Call 03/01/23)	134	140,890
3.63%, 03/15/24 (Call 12/15/23)	245	262,988
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	138	137,701
2.40%, 08/15/24 (Call 07/15/24)	656	690,348
3.20%, 03/15/23 (Call 02/15/23)	152	158,881
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	320	343,059
3.45%, 08/01/25 (Call 05/01/25)	135	147,384
		14,124,375
Commercial Services — 1.6%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	4,475	4,937,581
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	165	188,483
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/25)	248	261,935
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	736	761,701

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.75%, 03/24/25 (Call 02/24/25)	$5	$5,501
4.50%, 09/01/22 (Call 06/01/22)	238	247,425
4.88%, 02/15/24 (Call 11/15/23)(a)	560	618,385
PayPal Holdings Inc.
1.35%, 06/01/23	632	644,513
1.65%, 06/01/25 (Call 05/01/25)	2,210	2,283,549
2.40%, 10/01/24 (Call 09/01/24)	1,274	1,345,752
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	3,172	3,336,754
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	214	239,333
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	419	464,906
		15,335,818
Computers — 3.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	118	117,073
1.13%, 05/11/25 (Call 04/11/25)	806	818,243
3.20%, 05/13/25	234	256,141
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	706	768,523
5.85%, 07/15/25 (Call 06/15/25)(d)	755	886,325
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	541	595,765
4.25%, 04/15/24 (Call 02/15/24)(a)	663	722,213
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	781	797,370
1.75%, 04/01/26 (Call 03/01/26)	737	749,559
2.25%, 04/01/23 (Call 03/01/23)(a)	901	928,850
4.40%, 10/15/22 (Call 08/15/22)	2,035	2,131,133
4.45%, 10/02/23 (Call 09/02/23)	600	651,300
4.65%, 10/01/24 (Call 09/01/24)	822	918,306
4.90%, 10/15/25 (Call 07/15/25)	1,880	2,147,298
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,670	1,746,369
4.05%, 09/15/22	845	884,047
International Business Machines Corp.
1.88%, 08/01/22	1,012	1,031,177
2.88%, 11/09/22	896	929,699
3.00%, 05/15/24	4,663	5,000,368
3.30%, 05/15/26	500	550,635
3.38%, 08/01/23(a)	1,148	1,223,860
3.45%, 02/19/26(a)	4,855	5,372,058
3.63%, 02/12/24	1,799	1,949,504
7.00%, 10/30/25	613	772,705
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(d)	436	454,992
3.63%, 05/15/25 (Call 04/15/25)(d)	541	590,512
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	244	251,923
3.30%, 09/29/24 (Call 07/29/24)	219	235,810
		33,481,758
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	394	405,576
2.10%, 05/01/23	423	438,152
2.25%, 11/15/22(a)	382	393,498
3.25%, 03/15/24(a)	1,565	1,690,591
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	160	168,606
Procter & Gamble Co. (The), 3.10%, 08/15/23.	1,277	1,360,860
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
0.38%, 09/14/23	$120	$120,382
2.60%, 05/05/24 (Call 03/05/24)	679	720,752
3.25%, 03/07/24 (Call 02/07/24)	407	438,384
		5,736,801
Distribution & Wholesale — 0.2%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,726	1,795,437

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	150	147,694
2.88%, 08/14/24 (Call 07/14/24)	583	608,046
3.15%, 02/15/24 (Call 01/15/24)	115	120,446
3.30%, 01/23/23 (Call 12/23/22)	130	134,936
3.50%, 01/15/25 (Call 11/15/24)	575	607,470
4.13%, 07/03/23 (Call 06/03/23)	620	657,715
4.45%, 10/01/25 (Call 08/01/25)	520	570,976
4.50%, 09/15/23 (Call 08/15/23)	150	161,085
4.88%, 01/16/24 (Call 12/16/23)	215	234,645
6.50%, 07/15/25 (Call 06/15/25)(a)	590	689,291
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	265	289,931
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	681	703,276
2.88%, 01/15/26 (Call 12/15/25)	204	213,663
3.00%, 09/15/23 (Call 07/15/23)	333	349,004
3.25%, 03/01/25 (Call 01/01/25)	255	270,731
3.38%, 07/01/25 (Call 06/01/25)	60	64,438
4.25%, 02/01/24 (Call 01/01/24)	774	840,007
4.25%, 09/15/24 (Call 06/15/24)	532	582,051
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	324	344,989
4.40%, 09/25/23 (Call 08/25/23)	587	629,158
5.00%, 04/01/23	528	565,525
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)(a)	70	71,089
3.05%, 06/05/23 (Call 05/05/23)	198	206,967
3.88%, 05/21/24 (Call 04/21/24)	795	861,828
4.63%, 03/30/25	423	475,909
5.13%, 09/30/24	1,540	1,742,818
5.80%, 05/01/25 (Call 04/01/25)	355	414,920
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,670	1,710,548
2.50%, 07/30/24 (Call 06/30/24)(a)	1,910	2,026,835
2.65%, 12/02/22	1,877	1,945,135
3.00%, 10/30/24 (Call 09/29/24)(a)	1,469	1,588,062
3.40%, 02/27/23 (Call 01/27/23)	1,439	1,512,519
3.40%, 02/22/24 (Call 01/22/24)	1,419	1,527,355
3.63%, 12/05/24 (Call 11/04/24)	704	772,394
3.70%, 08/03/23 (Call 07/03/23)(a)	1,185	1,267,677
4.20%, 11/06/25 (Call 10/06/25)	1,152	1,309,029
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	654	703,384
3.70%, 10/15/24	487	535,534
4.00%, 10/15/23(a)	90	97,584
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	148	156,917
5.38%, 07/24/23	342	370,622
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,441	1,565,056

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	$200	$215,836
3.30%, 10/30/24 (Call 09/30/24)	648	701,441
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	198	213,012
3.55%, 02/01/24 (Call 01/01/24)	215	232,447
3.85%, 05/21/25 (Call 03/21/25)	359	399,298
4.20%, 03/24/25 (Call 02/24/25)(a)	269	301,460
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,185	1,278,011
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	545	596,535
3.95%, 11/06/24 (Call 08/06/24)	611	670,554
Franklin Resources Inc., 2.85%, 03/30/25	490	525,123
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	520	566,639
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	455	497,693
Intercontinental Exchange Inc.
0.70%, 06/15/23	251	252,737
3.45%, 09/21/23 (Call 08/21/23)	100	106,595
4.00%, 10/15/23	128	138,595
International Lease Finance Corp., 5.88%, 08/15/22	825	876,711
Invesco Finance PLC
3.13%, 11/30/22	720	749,405
3.75%, 01/15/26	104	115,522
4.00%, 01/30/24	1,008	1,097,279
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	500	568,735
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	364	381,902
3.38%, 04/01/24	1,807	1,957,523
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	209	229,833
Nomura Holdings Inc.
1.85%, 07/16/25	1,860	1,893,666
2.65%, 01/16/25	200	210,100
ORIX Corp.
2.90%, 07/18/22	140	143,853
3.25%, 12/04/24(a)	160	172,872
4.05%, 01/16/24(a)	230	250,134
Stifel Financial Corp., 4.25%, 07/18/24.	550	607,821
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	750	822,112
4.38%, 03/19/24 (Call 02/19/24)	713	781,220
4.50%, 07/23/25 (Call 04/23/25)	423	474,483
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	362	360,642
2.85%, 01/10/25 (Call 12/10/24)	2,644	2,805,839
4.25%, 06/09/23 (Call 05/09/23)	760	812,645
		51,655,532
Electric — 5.6%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,826	4,117,197
3.20%, 04/15/25 (Call 03/15/25)	6,753	7,279,396
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	585	616,760
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	597	627,931
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,119	1,153,074
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	617	659,993
Edison International
2.40%, 09/15/22 (Call 08/15/22)	146	149,005
Security	Par (000)	Value

Electric (continued)
2.95%, 03/15/23 (Call 01/15/23)	$867	$897,328
3.13%, 11/15/22 (Call 10/15/22)	60	61,914
3.55%, 11/15/24 (Call 10/15/24)	460	494,523
4.95%, 04/15/25 (Call 03/15/25)	581	647,809
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	756	785,091
Series H, 3.15%, 01/15/25 (Call 10/15/24)	328	351,642
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,437	1,530,247
Series N, 3.80%, 12/01/23 (Call 11/01/23)	708	762,502
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	201	198,950
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	781	802,969
3.95%, 06/15/25 (Call 03/15/25)	1,660	1,834,200
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	1,881	2,028,865
4.25%, 06/15/22 (Call 03/15/22)	631	649,394
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	1,191	1,236,973
2.85%, 04/01/25 (Call 03/01/25)	3,219	3,458,268
3.13%, 12/01/25 (Call 06/01/25)	368	401,867
3.25%, 06/01/24 (Call 12/01/23)(a)	573	613,855
Iberdrola International BV, 5.81%, 03/15/25(a)	215	251,283
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	781	804,836
3.65%, 06/15/24 (Call 03/15/24)	696	751,743
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	91	97,141
2.95%, 02/07/24 (Call 12/07/23)	180	190,868
3.40%, 11/15/23 (Call 08/15/23)	42	44,788
4.75%, 04/30/43 (Call 04/30/23)(b)	78	81,296
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	390	397,936
2.75%, 05/01/25 (Call 04/01/25)	2,092	2,229,528
2.80%, 01/15/23 (Call 12/15/22)	1,398	1,450,341
3.15%, 04/01/24 (Call 03/01/24)	2,750	2,944,755
3.25%, 04/01/26 (Call 02/01/26)	529	575,642
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	465	475,616
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	113	120,190
2.95%, 04/01/25 (Call 01/01/25)(a)	514	550,432
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	40	40,834
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	210	226,000
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	222	236,996
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	301	312,221
3.00%, 05/15/25 (Call 02/15/25)	225	241,569
3.25%, 09/01/23 (Call 08/01/23)	368	390,731
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	893	886,535
2.65%, 11/15/22 (Call 10/15/22)	810	836,009
2.88%, 06/15/24 (Call 05/15/24)	1,652	1,755,713
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	663	704,683
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	255	265,075
3.55%, 06/15/24 (Call 03/15/24)	1,395	1,503,922
4.05%, 12/01/23 (Call 09/01/23)	1,293	1,393,143
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	405	429,219

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series D, 3.40%, 06/01/23 (Call 05/01/23)	$20	$21,065
Series E, 3.70%, 08/01/25 (Call 06/01/25)	595	652,435
		52,222,298
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	22	22,759
3.15%, 06/01/25 (Call 03/01/25)	65	70,612
		93,371
Electronics — 1.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	1,218	1,294,527
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	334	357,413
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	245	254,954
3.20%, 04/01/24 (Call 02/01/24)	166	176,913
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	240	261,751
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,200	2,400,588
4.75%, 06/15/25 (Call 03/15/25)	200	223,702
5.00%, 02/15/23	707	756,653
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)(a)	2,197	2,247,795
2.30%, 08/15/24 (Call 07/15/24)	1,406	1,484,947
3.35%, 12/01/23(a)	280	300,857
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	664	741,416
Legrand France SA, 8.50%, 02/15/25	393	501,268
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	873	930,007
4.75%, 12/01/24 (Call 09/01/24)	900	1,006,335
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	114	122,798
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(d)	345	345,379
		13,407,303
Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	247	260,842
3.20%, 03/15/25 (Call 12/15/24)	313	338,012
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	79	81,930
		680,784
Food — 1.8%
Campbell Soup Co.
2.50%, 08/02/22	687	704,436
3.30%, 03/19/25 (Call 12/19/24)	298	322,060
3.65%, 03/15/23 (Call 02/15/23)	1,449	1,528,811
3.95%, 03/15/25 (Call 01/15/25)(a)	210	232,016
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	333	345,817
4.30%, 05/01/24 (Call 04/01/24)	1,288	1,422,854
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	1,334	1,371,752
3.65%, 02/15/24 (Call 11/15/23)	212	229,058
3.70%, 10/17/23 (Call 09/17/23)	1,549	1,666,616
4.00%, 04/17/25 (Call 02/17/25)(a)	538	597,680
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	533	535,884
2.05%, 11/15/24 (Call 10/15/24)(a)	186	195,648
JM Smucker Co. (The), 3.50%, 03/15/25	452	494,316
Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$2,201	$2,321,043
3.25%, 04/01/26	547	598,467
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	69	70,860
4.00%, 02/01/24 (Call 11/01/23)	432	468,124
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	70	71,859
3.15%, 08/15/24 (Call 06/15/24)	1,292	1,386,342
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,482	1,515,419
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)(a)	70	76,520
5.65%, 04/01/25 (Call 03/01/25)	451	526,791
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	101	108,611
3.95%, 08/15/24 (Call 05/15/24)	472	516,651
		17,307,635
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	290	314,885

Gas — 0.2%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	478	504,228
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	287	300,308
5.20%, 07/15/25 (Call 04/15/25)	175	197,421
5.50%, 01/15/26 (Call 12/15/25)(a)	165	191,899
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	276	292,982
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	350	376,432
3.20%, 06/15/25 (Call 03/15/25)	50	54,109
		1,917,379
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(b)	427	453,871

Health Care - Products — 0.6%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	212	228,699
3.88%, 09/15/25 (Call 06/15/25)	130	145,445
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	107	110,807
3.45%, 03/01/24 (Call 02/01/24)	507	544,478
3.85%, 05/15/25	561	622,054
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	35,127
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	568	596,309
Medtronic Inc., 3.50%, 03/15/25	1,437	1,586,807
Stryker Corp., 1.15%, 06/15/25 (Call 05/15/25)	380	382,455
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	1,042	1,162,591
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	437	476,758
		5,891,530
Health Care - Services — 1.6%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	711	742,213
3.50%, 11/15/24 (Call 08/15/24)	121	131,591
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	290	294,083

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 01/15/25 (Call 12/15/24)	$825	$867,430
3.30%, 01/15/23	374	391,687
3.35%, 12/01/24 (Call 10/01/24)	388	421,267
3.50%, 08/15/24 (Call 05/15/24)	361	391,216
HCA Inc.
4.75%, 05/01/23	1,878	2,024,409
5.00%, 03/15/24	2,423	2,701,984
5.25%, 04/15/25	609	702,177
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	163	168,746
3.15%, 12/01/22 (Call 09/01/22)	176	182,028
3.85%, 10/01/24 (Call 07/01/24)	769	839,225
4.50%, 04/01/25 (Call 03/01/25)	827	931,053
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	523	549,579
3.25%, 09/01/24 (Call 07/01/24)	819	880,630
3.60%, 02/01/25 (Call 11/01/24)	321	349,110
4.00%, 11/01/23 (Call 08/01/23)	65	69,714
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)(a)	515	561,587
4.25%, 04/01/24 (Call 01/01/24)(a)	623	680,646
UnitedHealth Group Inc.
2.38%, 08/15/24	155	164,002
3.50%, 06/15/23	143	152,388
3.50%, 02/15/24(a)	179	193,735
3.75%, 07/15/25	162	180,739
		14,571,239
Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	558	588,773
5.75%, 08/15/23 (Call 05/15/23)	111	122,017
		710,790
Home Furnishings — 0.0%
Whirlpool Corp., 4.00%, 03/01/24	5	5,452

Household Products & Wares — 0.2%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	586	602,760
3.50%, 12/15/24 (Call 09/15/24)	548	600,591
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	509	530,200
3.05%, 08/15/25	240	260,909
		1,994,460
Insurance — 1.7%
Aflac Inc.
3.25%, 03/17/25	134	145,308
3.63%, 11/15/24	140	153,793
Allstate Corp. (The)
3.15%, 06/15/23	153	161,730
Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)	507	545,725
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	140	148,319
3.75%, 07/10/25 (Call 04/10/25)	283	312,169
4.13%, 02/15/24	99	108,266
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	170	183,631
4.00%, 11/27/23 (Call 08/27/23)	142	153,028
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	76,451
Security	Par (000)	Value

Insurance (continued)
Assurant Inc.
4.00%, 03/15/23	$168	$178,329
4.20%, 09/27/23 (Call 08/27/23)	126	135,843
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	50	56,056
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	102	112,241
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	27	29,401
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	373	424,291
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	1,042	1,106,198
Lincoln National Corp.
3.35%, 03/09/25	215	233,851
4.00%, 09/01/23	20	21,574
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	141	146,431
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	338	354,481
3.50%, 06/03/24 (Call 03/03/24)	926	1,001,765
3.50%, 03/10/25 (Call 12/10/24)	171	186,684
3.88%, 03/15/24 (Call 02/15/24)	1,492	1,628,249
MetLife Inc.
3.00%, 03/01/25	710	766,956
3.60%, 04/10/24	155	168,649
Principal Financial Group Inc.
3.13%, 05/15/23	70	73,639
3.40%, 05/15/25 (Call 02/15/25)	16	17,359
Prudential Financial Inc.
3.50%, 05/15/24	748	815,604
5.20%, 03/15/44 (Call 03/15/24)(b)	218	234,206
5.38%, 05/15/45 (Call 05/15/25)(b)	10	11,051
5.63%, 06/15/43 (Call 06/15/23)(b)	559	604,240
5.88%, 09/15/42 (Call 09/15/22)(a)(b)	482	510,158
Reinsurance Group of America Inc., 4.70%, 09/15/23.	88	96,056
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	20	21,709
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	718	756,241
Swiss Re America Holding Corp., 7.00%, 02/15/26	285	358,120
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)(a)	446	477,670
5.65%, 05/15/53 (Call 05/15/23)(a)(b)	86	91,418
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	792	856,691
XLIT Ltd., 4.45%, 03/31/25	1,805	2,036,239
		15,499,820
Internet — 0.8%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	243	240,944
Amazon.com Inc.
0.40%, 06/03/23	241	241,928
0.80%, 06/03/25 (Call 05/03/25)	481	483,371
2.40%, 02/22/23 (Call 01/22/23)	1,152	1,192,619
2.80%, 08/22/24 (Call 06/22/24)	546	584,826
3.80%, 12/05/24 (Call 09/05/24)	416	459,805
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	605	629,684
3.65%, 03/15/25 (Call 12/15/24)(a)	145	158,816
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	293	301,696
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	1,196	1,240,910
2.75%, 01/30/23 (Call 12/30/22)	374	388,268
3.45%, 08/01/24 (Call 05/01/24)	567	612,088
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	92	101,452

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	$323	$354,822
3.75%, 04/01/24 (Call 03/01/24)	48	52,300
		7,043,529
Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	203	211,183
4.00%, 08/01/23 (Call 05/01/23)	113	120,739
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	573	574,335
4.50%, 04/15/23 (Call 01/15/23)	514	546,156
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	399	418,659
2.80%, 12/15/24 (Call 11/15/24)	310	329,186
		2,200,258
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	315	338,445

Lodging — 1.2%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	45	50,629
5.38%, 04/23/25 (Call 03/23/25)	335	380,031
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	357	372,612
3.20%, 08/08/24 (Call 07/08/24)	948	997,163
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	230	246,151
3.75%, 03/15/25 (Call 12/15/24)	242	260,714
3.75%, 10/01/25 (Call 07/01/25)	75	81,010
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,026	1,190,940
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	52	55,846
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	5,538	5,898,025
5.13%, 08/08/25 (Call 06/08/25)	1,790	2,004,263
		11,537,384
Machinery — 1.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	50	50,174
0.65%, 07/07/23	180	181,321
1.45%, 05/15/25	115	118,134
1.90%, 09/06/22	5	5,108
1.95%, 11/18/22(a)	81	83,062
2.15%, 11/08/24	299	315,167
2.40%, 06/06/22	410	419,188
2.55%, 11/29/22	656	679,183
2.63%, 03/01/23	517	538,574
2.85%, 06/01/22(a)	304	312,172
2.85%, 05/17/24	355	380,074
3.25%, 12/01/24	184	201,013
3.30%, 06/09/24	660	715,757
3.45%, 05/15/23	25	26,541
3.65%, 12/07/23	139	150,481
3.75%, 11/24/23(a)	263	285,394
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	361	390,721
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)(a)	945	964,023
1.95%, 07/02/23	382	392,776
4.20%, 01/15/24	1,231	1,340,424
CNH Industrial NV, 4.50%, 08/15/23	1,657	1,795,475
Security	Par (000)	Value

Machinery (continued)
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	$5	$5,410
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	110	118,259
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	260	267,844
4.00%, 11/15/23 (Call 08/15/23)(a)	109	116,111
John Deere Capital Corp.
0.70%, 07/05/23	50	50,481
1.20%, 04/06/23	63	64,142
2.05%, 01/09/25	32	33,561
2.15%, 09/08/22	44	45,103
2.60%, 03/07/24	299	317,078
2.65%, 06/24/24(a)	430	458,681
2.70%, 01/06/23	30	31,175
2.80%, 01/27/23(a)	95	99,097
2.80%, 03/06/23(a)	51	53,339
3.35%, 06/12/24	164	178,104
3.40%, 09/11/25	50	55,371
3.45%, 06/07/23	50	53,176
3.45%, 01/10/24	228	246,062
3.45%, 03/13/25	107	117,703
3.65%, 10/12/23	267	288,411
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	68	71,275
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	386	401,320
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	25	26,680
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	435	464,397
4.40%, 03/15/24 (Call 02/15/24)	215	234,311
		13,141,853
Manufacturing — 3.0%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,080	1,106,870
2.00%, 06/26/22	847	863,466
2.00%, 02/14/25 (Call 01/14/25)	3,070	3,216,531
2.25%, 03/15/23 (Call 02/15/23)(a)	2,326	2,406,131
2.65%, 04/15/25 (Call 03/15/25)	2,276	2,435,525
3.00%, 08/07/25(a)	1,272	1,387,828
3.25%, 02/14/24 (Call 01/14/24)	3,650	3,919,333
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	108	117,174
3.75%, 11/15/22 (Call 08/15/22)	183	190,018
Eaton Corp., 2.75%, 11/02/22	329	340,499
General Electric Co.
3.38%, 03/11/24	50	53,832
3.45%, 05/15/24 (Call 02/13/24)	244	263,518
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	323	347,829
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	736	780,550
3.30%, 11/21/24 (Call 08/21/24)(a)	258	278,699
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	111	121,158
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23.	6,059	6,525,058
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	100	109,875
3.55%, 11/01/24 (Call 08/01/24)(a)	3,123	3,388,080
		27,851,974
Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	325	355,189
4.91%, 07/23/25 (Call 04/23/25)	192	218,369

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.00%, 02/01/24 (Call 06/24/21)	$172	$183,361
3.10%, 04/01/25 (Call 03/01/25)	337	365,406
3.38%, 02/15/25 (Call 11/15/24)	143	156,179
3.38%, 08/15/25 (Call 05/15/25)	237	259,937
3.60%, 03/01/24	80	86,922
3.70%, 04/15/24 (Call 03/15/24)	247	269,072
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	675	703,235
3.45%, 03/15/25 (Call 12/15/24)	73	78,525
3.80%, 03/13/24 (Call 01/13/24)	169	182,001
3.90%, 11/15/24 (Call 08/15/24)	321	350,172
3.95%, 06/15/25 (Call 03/15/25)	424	466,073
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	458	490,976
4.03%, 01/25/24 (Call 12/25/23)	303	329,240
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	429	464,075
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	554	571,407
3.15%, 09/17/25	308	336,016
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	135	145,935
3.70%, 08/15/24 (Call 05/15/24)	125	135,717
3.88%, 04/01/24 (Call 01/01/24)	20	21,610
4.75%, 05/15/25 (Call 04/15/25)	848	962,319
Walt Disney Co. (The)
1.65%, 09/01/22(a)	116	118,037
1.75%, 08/30/24 (Call 07/30/24)	687	711,821
3.00%, 09/15/22	90	93,194
3.35%, 03/24/25	611	666,711
3.70%, 09/15/24 (Call 06/15/24)	351	383,850
		9,105,349
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	318	346,506
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	26,916
		373,422
Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	725	815,371
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	242	253,676
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)(a)	1,134	1,260,260
		2,329,307
Oil & Gas — 2.6%
BP Capital Markets America Inc.
2.75%, 05/10/23	80	83,774
2.94%, 04/06/23	199	208,401
3.19%, 04/06/25 (Call 03/06/25)	392	424,791
3.22%, 11/28/23 (Call 09/28/23)(a)	124	132,077
3.22%, 04/14/24 (Call 02/14/24)	383	410,974
3.79%, 02/06/24 (Call 01/06/24)	276	299,675
3.80%, 09/21/25 (Call 07/21/25)	279	311,183
BP Capital Markets PLC
2.50%, 11/06/22	65	67,079
2.75%, 05/10/23(a)	115	120,333
3.51%, 03/17/25	252	277,671
3.54%, 11/04/24	73	79,975
3.81%, 02/10/24	363	395,470
3.99%, 09/26/23	192	208,078
Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
1.14%, 05/11/23	$484	$492,194
1.55%, 05/11/25 (Call 04/11/25)	1,118	1,151,931
2.57%, 05/16/23 (Call 03/16/23)	102	106,204
2.90%, 03/03/24 (Call 01/03/24)(a)	784	834,984
3.19%, 06/24/23 (Call 03/24/23)	354	372,543
Chevron USA Inc.
0.43%, 08/11/23	147	147,720
0.69%, 08/12/25 (Call 07/12/25)	140	139,545
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	370	405,050
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	519	532,831
3.35%, 11/15/24 (Call 08/15/24)	191	207,365
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	75	88,734
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	474	503,909
4.75%, 05/31/25 (Call 04/30/25)	30	33,940
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	140	151,315
Exxon Mobil Corp.
1.57%, 04/15/23	369	378,026
2.02%, 08/16/24 (Call 07/16/24)	202	211,635
2.71%, 03/06/25 (Call 12/06/24)	172	183,878
2.99%, 03/19/25 (Call 02/19/25)	1,071	1,156,145
3.18%, 03/15/24 (Call 12/15/23)	298	319,227
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,889	2,012,182
HollyFrontier Corp.
2.63%, 10/01/23	39	40,436
5.88%, 04/01/26 (Call 01/01/26)	404	466,741
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	936	1,021,185
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	655	708,658
4.50%, 05/01/23 (Call 04/01/23)	466	498,825
4.70%, 05/01/25 (Call 04/01/25)(a)	479	543,124
4.75%, 12/15/23 (Call 10/15/23)	512	561,188
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	266	267,075
3.70%, 04/06/23	493	521,796
3.85%, 04/09/25 (Call 03/09/25)	759	838,262
Total Capital Canada Ltd., 2.75%, 07/15/23	601	632,528
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,061	1,121,519
2.70%, 01/25/23	1,162	1,208,794
3.70%, 01/15/24	1,114	1,207,465
3.75%, 04/10/24	926	1,012,775
Valero Energy Corp.
1.20%, 03/15/24(a)	200	202,450
2.70%, 04/15/23	392	408,178
2.85%, 04/15/25 (Call 03/15/25)	638	677,588
3.65%, 03/15/25	319	347,263
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	130	144,178
		24,878,867
Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	4,271	4,427,917
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	707	748,515
3.80%, 11/15/25 (Call 08/15/25)	272	301,585
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	415	423,051

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$935	$1,002,227
		6,903,295
Packaging & Containers — 0.1%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	49	53,242
4.50%, 11/01/23 (Call 08/01/23)(a)	148	160,524
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	165	175,787
3.75%, 03/15/25 (Call 01/15/25)(a)	160	175,888
		565,441
Pharmaceuticals — 3.9%
AbbVie Inc.
2.15%, 11/19/21	1	1,009
3.60%, 05/14/25 (Call 02/14/25)	1,063	1,163,156
3.75%, 11/14/23 (Call 10/14/23)(a)	274	295,293
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	81	87,406
3.40%, 05/15/24 (Call 02/15/24)	191	205,422
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	662	648,780
2.38%, 06/12/22 (Call 05/12/22)	622	634,614
3.38%, 11/16/25	4,068	4,475,370
3.50%, 08/17/23 (Call 07/17/23)(a)	2,257	2,406,729
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	943	1,014,979
3.73%, 12/15/24 (Call 09/15/24)	400	437,676
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)(a)	165	171,730
2.90%, 07/26/24 (Call 06/26/24)	116	124,362
3.25%, 02/20/23 (Call 01/20/23)	62	65,018
3.25%, 11/01/23	179	191,732
3.55%, 08/15/22	82	85,296
3.63%, 05/15/24 (Call 02/15/24)	5	5,418
3.88%, 08/15/25 (Call 05/15/25)	83	93,102
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,942	1,982,510
3.08%, 06/15/24 (Call 04/15/24)	1,188	1,266,788
3.20%, 03/15/23(a)	1,127	1,181,186
3.50%, 11/15/24 (Call 08/15/24)(a)	681	739,117
3.75%, 09/15/25 (Call 06/15/25)	429	474,427
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	407	408,347
3.00%, 07/15/23 (Call 05/16/23)	439	461,108
3.05%, 11/30/22 (Call 10/31/22)	25	25,957
3.25%, 04/15/25 (Call 01/15/25)	155	167,936
3.50%, 06/15/24 (Call 03/17/24)	253	273,278
3.75%, 07/15/23 (Call 06/15/23)	434	463,451
4.13%, 11/15/25 (Call 09/15/25)	216	243,536
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	1,058	1,123,321
3.38%, 08/12/24 (Call 05/12/24)	482	521,187
3.70%, 03/09/23 (Call 02/09/23)	732	773,614
3.88%, 07/20/25 (Call 04/20/25)	570	631,913
4.00%, 12/05/23 (Call 09/05/23)	39	42,085
4.10%, 03/25/25 (Call 01/25/25)	361	402,692
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	180	193,232
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	253	264,537
Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 05/15/23	$375	$397,507
3.63%, 05/15/25	173	191,748
GlaxoSmithKline Capital PLC
2.88%, 06/01/22 (Call 05/01/22)	205	210,109
3.00%, 06/01/24 (Call 05/01/24)	755	810,432
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	137	136,211
2.63%, 01/15/25 (Call 11/15/24)(a)	142	152,069
3.38%, 12/05/23	256	276,844
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	244	264,408
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	11	11,249
2.75%, 02/10/25 (Call 11/10/24)	506	542,088
2.80%, 05/18/23	683	716,808
2.90%, 03/07/24 (Call 02/07/24)	405	432,443
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	243	252,095
2.40%, 09/21/22(a)	85	87,485
3.40%, 05/06/24	321	349,492
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	285	307,136
4.38%, 03/15/26 (Call 12/15/25)(a)	3,200	3,539,456
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,755	1,843,856
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	200	218,200
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	2,353	2,449,473
		36,936,423
Pipelines — 2.5%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	120,385
4.95%, 12/15/24 (Call 09/15/24)	165	185,546
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,049	1,206,182
7.00%, 06/30/24 (Call 01/01/24)	645	741,679
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	516	582,383
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	295	315,753
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	784	823,584
2.90%, 07/15/22 (Call 06/15/22)	152	155,943
3.50%, 06/10/24 (Call 03/10/24)	200	214,646
4.00%, 10/01/23 (Call 07/01/23)	432	462,637
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	386	423,006
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,011	1,054,877
3.50%, 09/01/23 (Call 06/01/23)	251	266,080
4.15%, 02/01/24 (Call 11/01/23)	61	66,165
4.25%, 09/01/24 (Call 06/01/24)	245	270,485
4.30%, 05/01/24 (Call 02/01/24)	276	302,504
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	538	560,720
4.30%, 06/01/25 (Call 03/01/25)(a)	436	487,370
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	35	38,375
4.50%, 07/15/23 (Call 04/15/23)	271	290,702
4.88%, 12/01/24 (Call 09/01/24)	715	806,577
4.88%, 06/01/25 (Call 03/01/25)	426	481,423

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	$710	$731,712
2.75%, 09/01/24 (Call 08/01/24)	1,158	1,224,446
5.85%, 01/15/26 (Call 12/15/25)(a)	1,196	1,421,243
7.50%, 09/01/23 (Call 06/01/23)	820	929,839
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,699	1,751,567
4.90%, 03/15/25 (Call 12/15/24)	151	169,513
5.00%, 09/15/23 (Call 06/15/23)	637	691,355
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	52,291
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	642	690,407
3.85%, 10/15/23 (Call 07/15/23)	125	132,490
4.65%, 10/15/25 (Call 07/15/25)	100	111,808
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	350	377,906
5.63%, 03/01/25 (Call 12/01/24)	819	941,326
5.75%, 05/15/24 (Call 02/15/24)	520	587,226
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	523	566,733
4.75%, 03/15/24 (Call 12/15/23)	457	504,039
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	576	638,145
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	443	473,363
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	327	358,797
4.00%, 09/15/25 (Call 06/15/25)	220	244,851
4.30%, 03/04/24 (Call 12/04/23)	267	292,127
4.50%, 11/15/23 (Call 08/15/23)	369	401,682
4.55%, 06/24/24 (Call 03/24/24)	373	412,971
		23,562,859
Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	210	230,143

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,000	1,160,140

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	704	770,408
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	30	31,549
4.13%, 07/01/24 (Call 04/01/24)(a)	201	219,792
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	183	184,257
1.60%, 04/15/26 (Call 03/15/26)	15	15,160
2.40%, 03/15/25 (Call 02/15/25)	589	616,648
2.95%, 01/15/25 (Call 12/15/24)	225	239,693
3.00%, 06/15/23	1,179	1,238,021
3.38%, 05/15/24 (Call 04/15/24)	919	987,815
3.50%, 01/31/23	1,606	1,687,007
4.00%, 06/01/25 (Call 03/01/25)	55	60,818
4.40%, 02/15/26 (Call 11/15/25)	70	79,202
5.00%, 02/15/24	1,358	1,514,550
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	195	213,389
3.50%, 11/15/24 (Call 08/15/24)	30	32,640
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	209	219,517
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/25 (Call 10/15/24)	$826	$886,851
3.80%, 02/01/24 (Call 11/01/23)	571	614,179
3.85%, 02/01/23 (Call 11/01/22)	499	522,987
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)(a)	61	63,829
4.10%, 10/01/24 (Call 07/01/24)(a)	158	171,831
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	97	102,304
3.65%, 06/15/24 (Call 04/15/24)	251	271,361
3.85%, 02/01/25 (Call 11/01/24)	465	506,631
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23.	128	136,010
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	434	462,627
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)(a)	130	133,806
5.00%, 07/01/25 (Call 04/01/25)	10	11,298
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	85	85,751
3.15%, 07/15/23 (Call 06/15/23)	138	145,448
3.20%, 09/01/24 (Call 07/01/24)	985	1,056,560
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	10	10,854
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	821	870,769
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	166	181,556
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	855	850,477
1.25%, 07/15/25 (Call 06/15/25)	1,163	1,169,234
2.63%, 11/18/24 (Call 10/18/24)	1,202	1,271,656
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	448	467,864
3.38%, 06/01/25 (Call 03/01/25)	36	39,129
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)(a)	75	81,440
3.88%, 05/01/24 (Call 02/01/24)	52	56,326
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	135	145,566
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	242	256,733
5.25%, 06/01/25 (Call 03/01/25)(a)	375	423,660
5.38%, 11/01/23 (Call 08/01/23)	70	76,662
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	24	25,933
4.00%, 06/01/25 (Call 03/01/25)	281	311,370
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	427	456,275
Series D, 3.75%, 10/15/23 (Call 07/15/23)	274	289,467
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	569	610,622
3.80%, 01/15/23 (Call 10/15/22)(a)	25	26,100
4.38%, 10/01/25 (Call 07/01/25)	83	92,375
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	165	173,509
3.13%, 06/01/23 (Call 03/01/23)	110	115,214
3.30%, 02/01/25 (Call 12/01/24)	893	967,708
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	133	142,012
4.50%, 02/01/25 (Call 11/01/24)	795	859,594
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	30	32,809

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 04/01/24 (Call 01/01/24)	$5	$5,465
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	113	122,237
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	82	89,262
3.88%, 04/15/25 (Call 02/15/25)	113	124,903
4.65%, 08/01/23 (Call 05/01/23)	1	1,080
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)(a)	354	388,204
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	680	708,492
2.75%, 06/01/23 (Call 03/01/23)	85	88,477
3.38%, 10/01/24 (Call 07/01/24)(a)	337	363,370
3.50%, 09/01/25 (Call 06/01/25)	390	428,123
3.75%, 02/01/24 (Call 11/01/23)	110	118,489
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	365	384,283
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	10	10,468
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	582	613,550
3.13%, 06/15/23 (Call 03/15/23)	25	26,118
3.50%, 04/15/24 (Call 03/15/24)	394	423,716
3.50%, 02/01/25 (Call 11/01/24)	283	306,826
3.75%, 05/01/24 (Call 02/01/24)	594	641,306
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	15	15,991
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	998	1,076,333
4.00%, 06/01/25 (Call 03/01/25)(a)	589	652,871
4.50%, 01/15/24 (Call 10/15/23)	105	114,415
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	5	5,464
4.60%, 04/01/24 (Call 01/01/24)	138	151,462
		30,147,758
Retail — 2.3%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	464	501,055
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	45	48,577
3.63%, 04/15/25 (Call 03/15/25)	55	60,355
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	199	212,285
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	409	453,315
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,217	1,244,614
2.70%, 04/01/23 (Call 01/01/23)	1,515	1,575,403
3.35%, 09/15/25 (Call 06/15/25)	939	1,033,679
3.75%, 02/15/24 (Call 11/15/23)	1,787	1,933,659
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)(a)	838	901,286
3.38%, 09/15/25 (Call 06/15/25)(a)	390	428,009
3.88%, 09/15/23 (Call 06/15/23)	155	166,098
4.00%, 04/15/25 (Call 03/15/25)	1,231	1,370,042
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	75	76,689
3.25%, 06/10/24	95	102,411
3.30%, 07/01/25 (Call 06/01/25)(a)	492	536,142
3.38%, 05/26/25 (Call 02/26/25)	350	381,231
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	457	517,420
Starbucks Corp.
3.80%, 08/15/25 (Call 06/15/25)(a)	727	809,347
3.85%, 10/01/23 (Call 07/01/23)	50	53,641
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	5,831	6,166,516
2.50%, 04/15/26	376	404,516
Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/24	$1,359	$1,480,359
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	116	120,398
3.50%, 04/15/25 (Call 06/04/21)	1,068	1,166,854
		21,743,901
Savings & Loans — 0.1%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(b)	270	292,143
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	631	656,025
		948,168
Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	259	282,613
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	191	205,369
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,628	1,825,818
Broadcom Inc., 4.70%, 04/15/25 (Call 03/15/25)	474	534,648
Intel Corp.
2.70%, 12/15/22	1,308	1,357,652
2.88%, 05/11/24 (Call 03/11/24)	901	964,385
3.40%, 03/25/25 (Call 02/25/25)	310	340,213
3.70%, 07/29/25 (Call 04/29/25)	210	233,159
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	300	331,404
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	430	450,184
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(d)	336	355,619
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,704	2,778,549
2.25%, 05/01/23 (Call 02/01/23)(a)	645	666,556
2.63%, 05/15/24 (Call 03/15/24)(a)	1,507	1,598,656
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	708	754,933
		12,679,758
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(a)	345	378,889

Software — 3.6%
Adobe Inc.
1.70%, 02/01/23	394	403,752
1.90%, 02/01/25 (Call 01/01/25)	543	567,082
3.25%, 02/01/25 (Call 11/01/24)	807	876,878
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)(a)	171	177,650
4.38%, 06/15/25 (Call 03/15/25)	295	331,253
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	270	298,007
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	800	790,640
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	1,409	1,493,963
3.85%, 06/01/25 (Call 03/01/25)	146	161,145
Intuit Inc.
0.65%, 07/15/23(a)	719	724,407
0.95%, 07/15/25 (Call 06/15/25)	3,551	3,570,389
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,706	1,768,098
2.13%, 11/15/22(a)	113	116,184
2.38%, 05/01/23 (Call 02/01/23)	1,209	1,253,721
2.65%, 11/03/22 (Call 09/03/22)	1,085	1,118,830
2.70%, 02/12/25 (Call 11/12/24)(a)	1,626	1,748,503

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.88%, 02/06/24 (Call 12/06/23)	$2,357	$2,506,882
3.13%, 11/03/25 (Call 08/03/25)	2,535	2,781,326
3.63%, 12/15/23 (Call 09/15/23)	2,139	2,305,735
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	930	981,038
2.95%, 05/15/25 (Call 02/15/25)	583	623,670
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	319	318,388
2.35%, 09/15/24 (Call 08/15/24)(a)	660	694,762
3.13%, 11/15/22 (Call 08/15/22)	6	6,200
3.65%, 09/15/23 (Call 08/15/23)	781	835,404
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	4,413	4,652,758
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,941	1,996,532
4.50%, 05/15/25 (Call 04/15/25)	746	836,415
		33,939,612
Telecommunications — 1.5%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	471	516,744
3.60%, 07/15/25 (Call 04/15/25)(a)	68	74,986
3.80%, 03/01/24 (Call 01/01/24)	90	97,342
3.90%, 03/11/24 (Call 12/11/23)	200	216,802
3.95%, 01/15/25 (Call 10/15/24)	35	38,775
4.05%, 12/15/23	110	119,860
4.45%, 04/01/24 (Call 01/01/24)	221	243,014
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	612	669,387
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,373	1,429,815
2.60%, 02/28/23	250	260,580
3.50%, 06/15/25	1,834	2,033,521
3.63%, 03/04/24	1,109	1,208,511
Motorola Solutions Inc.
3.50%, 03/01/23	105	110,556
4.00%, 09/01/24	1,214	1,336,225
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	749	778,226
3.63%, 12/15/25 (Call 09/15/25)	750	828,270
4.10%, 10/01/23 (Call 07/01/23)	828	889,554
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	800	869,880
Verizon Communications Inc.
3.38%, 02/15/25	496	540,387
3.50%, 11/01/24 (Call 08/01/24)	184	200,004
4.15%, 03/15/24 (Call 12/15/23)	38	41,485
Vodafone Group PLC
2.95%, 02/19/23	315	328,435
3.75%, 01/16/24(a)	145	157,599
4.13%, 05/30/25	683	765,172
		13,755,130
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	219	225,629
3.00%, 11/19/24 (Call 10/19/24)	1,476	1,574,966
		1,800,595
Transportation — 2.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(b)	2	2,287
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	898	970,496
3.40%, 09/01/24 (Call 06/01/24)	165	179,173
Security	Par/ Shares (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)	$192	$212,653
3.75%, 04/01/24 (Call 01/01/24)	272	295,166
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	287	308,252
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	225	239,767
4.45%, 03/15/23 (Call 12/15/22)(a)	75	79,571
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,030	1,114,089
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	502	522,075
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	922	955,791
3.65%, 08/01/25 (Call 06/01/25)	45	49,567
3.85%, 01/15/24 (Call 10/15/23)	436	470,265
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	983	1,007,241
2.50%, 09/01/24 (Call 08/01/24)	2,926	3,081,809
2.88%, 06/01/22 (Call 05/01/22)(a)	210	214,893
3.35%, 09/01/25 (Call 08/01/25)	836	909,326
3.40%, 03/01/23 (Call 02/01/23)	629	659,525
3.65%, 03/18/24 (Call 02/18/24)	2,019	2,180,762
3.75%, 06/09/23 (Call 05/09/23)	1,553	1,649,767
3.88%, 12/01/23 (Call 11/01/23)	999	1,077,911
4.63%, 06/01/25 (Call 05/01/25)	417	472,891
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	118	122,606
3.15%, 03/01/24 (Call 02/01/24)	110	117,875
3.25%, 01/15/25 (Call 10/15/24)	112	121,146
3.25%, 08/15/25 (Call 05/15/25)	220	239,648
3.50%, 06/08/23 (Call 05/08/23)(a)	85	90,190
3.65%, 02/15/24 (Call 11/15/23)	153	164,749
3.75%, 03/15/24 (Call 12/15/23)	15	16,215
3.75%, 07/15/25 (Call 05/15/25)(a)	368	410,224
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	405	426,599
2.50%, 04/01/23 (Call 03/01/23)	303	314,878
2.80%, 11/15/24 (Call 09/15/24)	80	85,898
3.90%, 04/01/25 (Call 03/01/25)	594	662,037
		19,425,342
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	243	260,669
4.35%, 02/15/24 (Call 01/15/24)	225	246,260
		506,929
Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	332	361,751
3.85%, 03/01/24 (Call 12/01/23)	85	92,012
		453,763
Total Corporate Bonds & Notes — 98.5%
(Cost: $916,552,125)		925,669,314

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	37,285	37,307,473

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	12,626	$12,626,000
		49,933,473
Total Short-Term Investments — 5.3%
(Cost: $49,926,141)		49,933,473

Total Investments in Securities — 103.8%
(Cost: $966,478,266)		975,602,787

Other Assets, Less Liabilities — (3.8)%		(35,301,469)

Net Assets — 100.0%		$940,301,318

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 2/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 5/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,259,474	$8,048,036	(a)	$—	$(1,024)	$987	$37,307,473	37,285	$15,883	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216,000	6,410,000	(a)	—	—	—	12,626,000	12,626	270		—
					$(1,024)	$987	$49,933,473		$16,153		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$925,669,314	$—	$925,669,314
Money Market Funds	49,933,473	—	—	49,933,473
	$49,933,473	$925,669,314	$—	$975,602,787

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate